Document and Entity Information (USD $)	12 Months Ended
Dec. 31, 2011
Document and Entity Information
Entity Registrant Name	Securitas EDGAR Filings, Inc.
Document Type	S-1
Document Period End Date	Dec. 31, 2011
Amendment Flag	false
Entity Central Index Key	0001456857
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	12,193,315
Entity Public Float	$ 294,000
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	No
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY